Related Party Transactions (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Related Party Transactions [Abstract]
Contributions made to defined benefit pension plans	$ 0.7	$ 3.0	$ 1.7	$ 4.3
Contribution amount	$ 0.6	$ 0.4	$ 1.7	$ 1.2